Related Party Disclosures - Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	$ 60	$ 60	$ 58
Other transactions with:	52	48	48
SMP
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	60	60	58
Other transactions with:	52	45	47
Mubadala Technology (reimbursement of expenses)
Disclosure of transactions between related parties [line items]
Other transactions with:	$ 0	$ 3	$ 1